Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense	$ 369,182		$ 0	$ 426,868		$ 0
Valuation allowance			699			1,572,412
Unrecognized tax benefits	0	$ 0	0	0	$ 0	0
Unrecognized tax benefits accrued for the payment of interest and penalties	$ 0		$ 0	$ 0		$ 0